UNITED STATES SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2009

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check Only One):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Century Securities Associates, Inc.
Address: One Financial Plaza,  501 N. Broadway
         St. Louis, Missouri 63102

13F File Number:

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott McCuaig
Title: President, Private Client Group & Chief Operating Officer
Phone: (314) 342-2844
Signature, Place, and Date of Signing:

    Scott McCuaig     St. Louis, Missouri          December 31, 2009

Report Type:  (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

CENTURY SECURITIES ASSOCIATES, INC.
FORM 13F SUMMARY PAGE
AS OF DATE: 12/31/09


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   50

FORM 13F INFORMATION TABLE VALUE TOTAL:   $10,837,788

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

CENTURY SECURITIES ASSOCIATES, INC.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE: 12/31/09

ISSUER	CLASS	CUSIP	FAIR MARKET VALUE	QUANTITY	DISCRETION
AER ENERGY RES INC      	COM	944108	45.76	41609	SOLE
ALPHA NATURAL RESOURCE  	COM	02076X102   	234252	5400	SOLE
ALTRIA GROUP INC        	COM	02209S103   	238504.5	12150	SOLE
AMERICAN TOWER CORP     	COM	29912201	224692	5200	SOLE
AMPHENOL CORP           	COM	32095101	221664	4800	SOLE
BANK AMER CORP          	PRF	60505559	343290.06	13989	SOLE
BANK OF AMERICA CORP    	COM	60505104	234529.38	15573	SOLE
BOEING COMPANY          	COM	97023105	270162.83	4991	SOLE
CHICO'S FAS INC         	COM	168615102	179882.15	12803	SOLE
CHINA TEL GROUP INC     	COM	16944J103   	18000	10000	SOLE
CLEAN ENERGY FUELS CORP 	COM	184499101	257347	16700	SOLE
COACH INC               	COM	189754104	203325.98	5566	SOLE
CUMMINS INC             	COM	231021106	215542	4700	SOLE
DISC MOTION          WTS	WAR	            	0	40000	SOLE
DISC MOTION TECHNOLGIES 	CON	            	60000	60000	SOLE
DISC MOTION TECHNOLOGIES	COM	            	75000	50000	SOLE
EDWARDS LIFESCIENCES    	COM	2.82E+112	225810	2600	SOLE
EXPRESS SCRIPTS INC     	COM	302182100	292704.54	3387	SOLE
GENERAL ELECTRIC CAPITAL	PRF	369622485	232515.7	9745	SOLE
GENERAL ELECTRIC COMPANY	COM	369604103	293779.21	19417	SOLE
HUDSON CITY BANCORP INC 	COM	443683107	148284	10800	SOLE
INTEL CORP              	COM	458140100	370708.8	18172	SOLE
ISHARES IBOXX           	ETF	464287242	268290.4	2576	SOLE
ISHARES TR              	ETF	464287614	201792.8	4048	SOLE
ISHARES TR MSCI         	ETF	464287234	252071	6074	SOLE
ISHARES TRUST           	ETF	464288687	359623.3	9799	SOLE
ISHARES TRUST MSCI      	ETF	464288885	357618.56	6488	SOLE
ISHARES TRUST MSCI      	ETF	464288877	208659.3	4145	SOLE
JOHNSON & JOHNSON       	COM	478160104	293129.91	4551	SOLE
JOY GLOBAL INC          	COM	481165108	261717.75	5075	SOLE
KINDER MORGAN ENERGY    	COM	494550106	283557	4650	SOLE
KV PHARMACEUTICAL       	COM	482740206	176523.33	48099	SOLE
LAS VEGAS SANDS CORP    	COM	517834107	170316	11400	SOLE
MANITOWOC COMPANY INC   	COM	563571108	157526	15800	SOLE
MCDONALDS CORP          	COM	580135101	279856.08	4482	SOLE
NATIONAL CITY CORP      	CON	635405AW3   	10187.5	10000	SOLE
NIKE INC CLASS B        	COM	654106103	232896.75	3525	SOLE
OCWEN FINANCIAL CORP    	COM	675746309	165082.5	17250	SOLE
PPLUS TRUST             	PRF	73941X874   	278566.54	13580	SOLE
PROCTER & GAMBLE COMPANY	COM	742718109	259557.03	4281	SOLE
RACKSPACE INC           	COM	750086100	210585	10100	SOLE
SAND RIDGE GOLF CLUB    	COM	            	91965.27	91965.2786	SOLE
SECTOR SPDR TR SBI      	ETF	81369Y605   	171432	11905	SOLE
SOCIEDAD QUIMICA Y      	COM	833635105	208513.5	5550	SOLE
SOUTHERN COMPANY        	COM	842587107	213847.76	6418	SOLE
SPDR GOLD TRUST         	COM	78463V107   	299931.45	2795	SOLE
TEVA PHARMACEUTICAL     	COM	881624209	279888.76	4982	SOLE
VANGUARD INDEX FUNDS    	ETF	922908595	217627.45	3635	SOLE
VERIZON COMMUNICATIONS  	COM	92343V104   	374600.91	11307	SOLE
WELLS FARGO & CO NEW    	COM	949746101	212384.31	7869	SOLE